SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of right-of-use assets - finance lease	$ 96,243		$ 192,486		$ 128,324
Interest on lease liabilities - finance lease	22,235		45,785		33,838
Operating lease cost	29,916		59,831		39,887
Total lease cost	148,394		298,102		202,049
Operating cash flows from finance leases	(88,665)		(179,105)		$ (93,238)
Operating cash flows from operating leases	$ (516)		$ (1,032)